SHARE-BASED PAYMENTS - Common Stock Warrants - Valuation (Details)	Dec. 31, 2021 Y	Dec. 31, 2020
Expected Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	100
Common stock warrants | Risk Free Interest Rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		1.54
Common stock warrants | Risk Free Interest Rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		1.59
Common stock warrants | Expected Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		0.00
Common stock warrants | Expected Volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	58.0
Common stock warrants | Expected Volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	100
Common stock warrants | Expected Life (years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	5
Common stock warrants | Expected Life (years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	10